Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventories Details
Raw materials	$ 5,137	$ 1,904
Work in progress	2,229	2,487
Finished goods	179	1,069
Total	$ 7,545	$ 5,460